SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Total	$ 3,815,182		$ 3,912,606		$ 3,679,717
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Total	2,200,194	[1]	2,257,397	[1],[2]	2,323,475	[2]
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total	1,378,147	[3]	1,410,621	[3]	1,337,164	[4]
Other [Member]
Related Party Transaction [Line Items]
Total	$ 236,841		$ 244,588		$ 19,078

[1]	During IPO, the underwriters purchased
[2]	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.
[3]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.
[4]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.